Label	Element	Value
Intersegment amounts [Member] | Corporate and Others Segment [Member]
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	$ 0
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	0
Intersegment amounts [Member] | Retail Segment [Member]
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	84,000,000
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	69,000,000
Intersegment amounts [Member] | Potash Segment [Member]
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	599,000,000
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	386,000,000
Intersegment amounts [Member] | Nitrogen Segment [Member]
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	1,293,000,000
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	921,000,000
Intersegment amounts [Member] | Phosphate Segment [Member]
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	357,000,000
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	236,000,000
Intersegment amounts [Member] | Eliminations [Member]
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	(2,333,000,000)
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	(1,612,000,000)
Casa do Adubo [Member] | Preliminary [Member]
Consideration transferred, acquisition-date fair value	ifrs-full_AcquisitiondateFairValueOfTotalConsiderationTransferred	231,000,000
Other Aquisitions [Member] | Preliminary [Member]
Consideration transferred, acquisition-date fair value	ifrs-full_AcquisitiondateFairValueOfTotalConsiderationTransferred	88,000,000
Consideration transferred, acquisition-date fair value	ifrs-full_AcquisitiondateFairValueOfTotalConsiderationTransferred	$ 176,000,000